Long-term Debt and Credit Facility - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 20, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 16, 2023 USD ($)	Sep. 23, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				$ 445.7		$ 418.5			$ 387.0
Borrowings, covenant, minimum liquidity requirement				150.0
Assets				5,852.5		5,374.4
Prepayment premium on second lien term loan	$ 16.0	$ 0.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives				649.8		1,028.9
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			$ 274.7	200.3	$ 255.7	177.5
Côté Gold mine
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations			$ 32.1	23.4	32.0	22.2
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets				558.2		472.0
Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets				0.0		0.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity							$ 650.0	$ 425.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Face amount											$ 450.0
Long-term debt				450.0		450.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives				$ 448.8		448.4
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			5.75%	5.75%							5.75%
Term Loan
Disclosure of detailed information about borrowings [line items]
Face amount										$ 400.0
Long-term debt				$ 0.0		400.0
Term of borrowings	5 years
Repayments of borrowings				400.0
Prepayment premium on second lien term loan	$ 16.0
Term Loan | Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets						26.7
Term Loan | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Current financial assets at fair value through profit or loss, classified as held for trading and current financial assets available-for-sale				$ 1.0		26.7
Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			8.25%	8.25%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives				$ 1.0		2.1
Equipment loans | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate			5.30%	5.30%
Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 200.3
Uncollateralized Surety Bonds | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations					$ 10.6	7.4
Cash Collateral | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations				$ 0.0		$ 10.9